SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

7. SHARE-BASED COMPENSATION

On January 16, 2021, the Company passed a board resolution, pursuant to which the 2021 Performance Incentive Plan (the “2021 Plan”) was adopted. Under the 2021 Plan, an aggregate of 2,994,000 ordinary shares shall be reserved for issuance, and the share limit shall automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to (1) 5% of the total number of the Company’s outstanding ordinary shares on December 31 of the prior year, or (2) such lesser number as determined by the board of directors.

On January 7, 2022, the Company passed a board resolution, pursuant to which the vesting schedules and conditions of 2,060,308 share options granted to certain employees were modified. Share options as to which the applicable performance milestones have been met are no longer subject to the time-based vesting requirement. The share options vested (or to be vested) for each year (commencing from 2021) shall be equal to the lesser of (i) 25% of the total number of share options of each grantee (“Annual Cap”) and (ii) the number of shares as determined by the Compensation Committee based on the extent to which any performance milestones were achieved during that year (“Credited Shares”), plus any Credited Share of earlier years that have not previously vested due to the Annual Cap. In addition, the performance milestones applicable to the share options that remain outstanding were also modified.

From April 12, 2023 to June 30, 2023, pursuant to the 2021 Plan, a total of 1,679,000 share options were granted to certain employees, with exercise price ranging from US$0.94 to US$1.08. In addition, 425,905 ordinary shares were issued to certain management personnel in January 2023 pursuant to the 2021 Plan and 156,725 ordinary shares were issued to certain employees as stock bonus in April 2023.

From January 24, 2024 to June 30, 2024, pursuant to the 2021 Plan, a total of 100,000 share options were granted to certain employee and external directors, with exercise price ranging from US$2.26 to US$3.07.

As of June 30, 2023 and June 30, 2024, among all the share options granted to date, 4,776,906 and 4,826,906 share options contained both service conditions and performance conditions, respectively. All other share options granted contain only service conditions.

The following table sets forth the share options activities for the six months ended June 30, 2023 and 2024:

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2022	6,286,912	4.80	5.16	8.44	94,990
Granted	1,679,000	1.04	0.69	—	—
Exercised	(10,000)	0.55	5.72	—	—
Forfeited	(336,024)	3.77	3.86	—	—
Outstanding at June 30, 2023	7,619,888	4.02	4.23	8.36	470,083
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Granted	100,000	2.67	1.57	—	—
Exercised	(72,641)	0.86	3.45	—	—
Forfeited	(144,314)	9.26	6.36	—	—
Outstanding at June 30, 2024	8,649,927	3.30	3.53	7.79	6,937,921
Vested and expected to vest at June 30, 2024	8,649,927	3.30	3.53	7.79	6,937,921
Exercisable at June 30, 2023	2,321,860	6.44	6.85	7.19	62,724
Exercisable at June 30, 2024	2,951,207	4.93	5.84	6.64	1,681,415

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The aggregate fair value of the equity awards vested during the six months ended June 30, 2023 and 2024 was US$3,920,616 and US$2,761,089, respectively. As of June 30, 2024, the total unrecognized employee share-based compensation expense was US$14,106,385, all of which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted - average period of 1.20 years as of June 30, 2024.

Fair value of share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options.

The assumptions used to estimate the fair value of the share options granted were as follows:

	For the Six Months Ended
	June 30,
	2023	2024
Risk‑free interest rate	3.38% - 3.72%	4.18% - 4.42%
Dividend yield	0%	0%
Expected volatility range	73.6% -74.1%	73.3% - 73.6%
Exercise multiple	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years

Total share-based compensation expenses recognized for the six months ended June 30, 2023 and 2024 were as follows:

	For the Six Months Ended June 30,
	2023	2024
	US$	US$
Research and development expenses	2,706,745	1,724,112
Administrative expenses	1,323,469	752,996
Total share‑based compensation expenses	4,030,214	2,477,108